Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 13, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
As described in “Compensation Discussion and Analysis,” our Compensation, People and Culture Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of financial, operational and strategic goals that we believe enhance long-term shareholder value. The table below sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2021 through 2025:

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for CEO Brian R Niccol (a)	Compensation Actually Paid to CEO Brian R Niccol (b)	Summary Compensation Table Total for CEO Scott Boatwright (a)	Compensation Actually Pai d to CEO Scott Boatwright (b)	Average Summary Compensation Table Total for Non-CEO NEOs (c)	Average Compensation Actually Paid to Non-CEO NEOs (d)	CMG Total Shareholder Return (e)	Peer Group Total Shareholder Return (f)	Net Income ($ millions) (g)	Company Selected Measure (CSM) - RCF Dollars ($ millions) (h)
2025	$0	$0	$15,455,736	($16,022,852)	$6,069,267	($14,522,651)	$133	$124	$1,536	$3,026
2024	$22,139,926	($55,032,138)	$19,137,518	$33,415,960	$12,732,330	$24,542,185	$217	$126	$1,534	$3,018
2023	$22,473,427	$95,261,876	$0	$0	$7,195,337	$28,967,744	$165	$123	$1,229	$2,586
2022	$17,186,153	($16,848,694)	$0	$0	$6,500,834	($6,223,351)	$100	$109	$899	$2,062
2021	$17,880,580	$66,215,877	$0	$0	$5,402,915	$22,935,919	$126	$121	$653	$1,707

Column (a). Reflects compensation amounts reported in the Summary Compensation Table for our former CEO, Brian Niccol, and current CEO, Scott Boatwright, for the respective years shown.
Column (b). Reflects the respective amounts set forth in columns (a) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in columns (b) of the table above do not reflect the actual amount of compensation earned, realized or received by the CEOs during the applicable year, and a significant portion of the value is subject to forfeiture if the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our Compensation, People and Culture Committee regarding the CEO’s compensation for each fiscal year, see “Compensation Discussion and Analysis” and the tables and narrative explanations reporting pay for the fiscal years covered in the table above.

Year	Summary Compensation Table Total for Brian Niccol	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to Brian Niccol
2024	$22,139,926	$20,711,924	$0	$0	$7,424,688	$63,884,828	($55,032,138)
2023	$22,473,427	$15,501,159	$52,191,463	$28,407,137	$7,691,008	$0	$95,261,876
2022	$17,186,153	$13,501,795	$7,812,978	($17,794,792)	($10,551,238)	$0	($16,848,694)
2021	$17,880,580	$12,001,072	$29,796,775	$29,160,321	$1,379,272	$0	$66,215,877

Year	Summary Compensation Table Total for Scott Boatwright	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to Scott Boatwright
2025	$15,455,736	($13,000,009)	$1,707,440	($17,065,712)	($3,120,307)	$0	($16,022,852)
2024	$19,137,518	$16,622,004	$21,604,316	$7,279,143	$2,016,987	$0	$33,415,960

Column (c). The following non-CEO NEOs are included in the average amounts for each year shown:
2025: Jack Hartung, Curt Garner, Christopher Brandt, Adam Rymer, Roger Theodoredis
2024: Jack Hartung, Curt Garner, Christopher Brandt, Adam Rymer, Roger Theodoredis
2023: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright
2022: Jack Hartung, Curt Garner, Christopher Brandt, Scott Boatwright and Marissa Andrada
2021: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright
Column (d). Reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned, realized, or received by the non-CEO NEOs during the applicable year, and a significant portion of the value is subject to forfeiture if the underlying vesting conditions with respect to the equity awards are not achieved. For information about the decisions made by our Compensation, People and Culture Committee regarding the non-CEO NEOs’ compensation for each fiscal year, see “Compensation Discussion and Analysis” and the related tables and narrative explanations reporting pay for the fiscal years covered in the table above.

Year	Summary Compensation Table Total for Non-CEO NEOs	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Average Compensation Actually Paid to Non-CEO NEOs
2025	$6,069,267	($4,950,060)	$901,210	($14,970,067)	($1,573,000)	$0	($14,522,651)
2024	$12,732,330	$10,650,010	$14,483,857	$6,412,101	$1,563,907	$0	$24,542,185
2023	$7,195,337	$4,876,808	$16,111,788	$7,931,308	$2,606,119	$0	$28,967,744
2022	$6,500,834	$4,952,583	$2,987,539	($4,482,629)	($3,707,258)	$2,569,255	($6,223,351)
2021	$5,402,915	$3,313,428	$8,226,718	$10,490,185	$2,129,529	$0	$22,935,919

Column (e). For the relevant fiscal year, represents the cumulative TSR of Chipotle through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2020.
Column (f). For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Restaurants Index (Peer Group TSR) through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2020 and dividends were reinvested.
Column (g). Reflects net income in Chipotle’s Consolidated Income Statements included in the company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
Column (h). Company Selected Measure (“CSM”) is Restaurant Cash Flow Dollars (“RCF Dollars”), which is calculated as the company’s total revenue less restaurant operating costs (exclusive of depreciation and amortization) for the applicable company fiscal year.

Company Selected Measure Name			Restaurant Cash Flow Dollars
Named Executive Officers, Footnote
Column (a). Reflects compensation amounts reported in the Summary Compensation Table for our former CEO, Brian Niccol, and current CEO, Scott Boatwright, for the respective years shown.
Column (c). The following non-CEO NEOs are included in the average amounts for each year shown:
2025: Jack Hartung, Curt Garner, Christopher Brandt, Adam Rymer, Roger Theodoredis
2024: Jack Hartung, Curt Garner, Christopher Brandt, Adam Rymer, Roger Theodoredis
2023: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright
2022: Jack Hartung, Curt Garner, Christopher Brandt, Scott Boatwright and Marissa Andrada
2021: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright

Peer Group Issuers, Footnote
Column (f). For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Restaurants Index (Peer Group TSR) through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2020 and dividends were reinvested.

Adjustment To PEO Compensation, Footnote
Column (b). Reflects the respective amounts set forth in columns (a) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in columns (b) of the table above do not reflect the actual amount of compensation earned, realized or received by the CEOs during the applicable year, and a significant portion of the value is subject to forfeiture if the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our Compensation, People and Culture Committee regarding the CEO’s compensation for each fiscal year, see “Compensation Discussion and Analysis” and the tables and narrative explanations reporting pay for the fiscal years covered in the table above.

Year	Summary Compensation Table Total for Brian Niccol	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to Brian Niccol
2024	$22,139,926	$20,711,924	$0	$0	$7,424,688	$63,884,828	($55,032,138)
2023	$22,473,427	$15,501,159	$52,191,463	$28,407,137	$7,691,008	$0	$95,261,876
2022	$17,186,153	$13,501,795	$7,812,978	($17,794,792)	($10,551,238)	$0	($16,848,694)
2021	$17,880,580	$12,001,072	$29,796,775	$29,160,321	$1,379,272	$0	$66,215,877

Year	Summary Compensation Table Total for Scott Boatwright	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to Scott Boatwright
2025	$15,455,736	($13,000,009)	$1,707,440	($17,065,712)	($3,120,307)	$0	($16,022,852)
2024	$19,137,518	$16,622,004	$21,604,316	$7,279,143	$2,016,987	$0	$33,415,960

Non-PEO NEO Average Total Compensation Amount			$ 6,069,267	$ 12,732,330	$ 7,195,337	$ 6,500,834	$ 5,402,915
Non-PEO NEO Average Compensation Actually Paid Amount			$ (14,522,651)	24,542,185	28,967,744	(6,223,351)	22,935,919
Adjustment to Non-PEO NEO Compensation Footnote
Column (d). Reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned, realized, or received by the non-CEO NEOs during the applicable year, and a significant portion of the value is subject to forfeiture if the underlying vesting conditions with respect to the equity awards are not achieved. For information about the decisions made by our Compensation, People and Culture Committee regarding the non-CEO NEOs’ compensation for each fiscal year, see “Compensation Discussion and Analysis” and the related tables and narrative explanations reporting pay for the fiscal years covered in the table above.

Year	Summary Compensation Table Total for Non-CEO NEOs	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Average Compensation Actually Paid to Non-CEO NEOs
2025	$6,069,267	($4,950,060)	$901,210	($14,970,067)	($1,573,000)	$0	($14,522,651)
2024	$12,732,330	$10,650,010	$14,483,857	$6,412,101	$1,563,907	$0	$24,542,185
2023	$7,195,337	$4,876,808	$16,111,788	$7,931,308	$2,606,119	$0	$28,967,744
2022	$6,500,834	$4,952,583	$2,987,539	($4,482,629)	($3,707,258)	$2,569,255	($6,223,351)
2021	$5,402,915	$3,313,428	$8,226,718	$10,490,185	$2,129,529	$0	$22,935,919

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table identifies the four most important performance measures used by our Compensation, People and Culture Committee to link the compensation actually paid (“CAP”) to our CEOs and other NEOs in 2025 to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in “Compensation Discussion and Analysis” above.

Most Important Performance Measures
Restaurant Cash Flow (RCF) Dollars	Comparable Restaurant Sales (CRS) Growth
Site Assessment Requests (SARs)	RCF Margin %

Total Shareholder Return Amount			$ 133	217	165	100	126
Peer Group Total Shareholder Return Amount			124	126	123	109	121
Net Income (Loss)			$ 1,536,000,000	$ 1,534,000,000	$ 1,229,000,000	$ 899,000,000	$ 653,000,000
Company Selected Measure Amount			3,026,000,000	3,018,000,000	2,586,000,000	2,062,000,000	1,707,000,000
PEO Name	Scott Boatwright	Brian Niccol	Scott Boatwright		Brian Niccol	Brian Niccol	Brian Niccol
Measure:: 1
Pay vs Performance Disclosure
Name			Restaurant Cash Flow (RCF) Dollars
Measure:: 2
Pay vs Performance Disclosure
Name			Site Assessment Requests (SARs)
Measure:: 3
Pay vs Performance Disclosure
Name			Comparable Restaurant Sales (CRS) Growth
Measure:: 4
Pay vs Performance Disclosure
Name			RCF Margin %
Brian Niccol [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 22,139,926	$ 22,473,427	$ 17,186,153	$ 17,880,580
PEO Actually Paid Compensation Amount			0	(55,032,138)	95,261,876	(16,848,694)	66,215,877
Scott Boatwright [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			15,455,736	19,137,518	0	0	0
PEO Actually Paid Compensation Amount			(16,022,852)	33,415,960	0	0	0
PEO | Brian Niccol [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(20,711,924)	(15,501,159)	(13,501,795)	(12,001,072)
PEO | Brian Niccol [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	52,191,463	7,812,978	29,796,775
PEO | Brian Niccol [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	28,407,137	(17,794,792)	29,160,321
PEO | Brian Niccol [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,424,688	7,691,008	(10,551,238)	1,379,272
PEO | Brian Niccol [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(63,884,828)	0	0	0
PEO | Scott Boatwright [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,000,009)	(16,622,004)
PEO | Scott Boatwright [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,707,440	21,604,316
PEO | Scott Boatwright [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,065,712)	7,279,143
PEO | Scott Boatwright [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,120,307)	2,016,987
PEO | Scott Boatwright [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,950,060)	(10,650,010)	(4,876,808)	(4,952,583)	(3,313,428)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			901,210	14,483,857	16,111,788	2,987,539	8,226,718
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,970,067)	6,412,101	7,931,308	(4,482,629)	10,490,185
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,573,000)	1,563,907	2,606,119	(3,707,258)	2,129,529
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ (2,569,255)	$ 0